CONCENTRATION OF RISK (Details)														12 Months Ended
	Dec. 31, 2012 Credit concentration risk PRC USD ($)	Dec. 31, 2012 Credit concentration risk PRC CNY	Dec. 31, 2011 Credit concentration risk PRC CNY	Dec. 31, 2012 Credit concentration risk Hong Kong Special Administration Region USD ($)	Dec. 31, 2012 Credit concentration risk Hong Kong Special Administration Region CNY	Dec. 31, 2011 Credit concentration risk Hong Kong Special Administration Region CNY	Dec. 31, 2012 Credit concentration risk United States of America USD ($)	Dec. 31, 2012 Credit concentration risk United States of America CNY	Dec. 31, 2011 Credit concentration risk United States of America CNY	Dec. 31, 2012 Credit concentration risk Europe USD ($)	Dec. 31, 2012 Credit concentration risk Europe CNY	Dec. 31, 2011 Credit concentration risk Europe CNY	Dec. 31, 2012 Supplier concentration risk Costs of bandwidth resources item	Dec. 31, 2012 Supplier concentration risk Costs of bandwidth resources Two major PRC telecom carriers	Dec. 31, 2011 Supplier concentration risk Costs of bandwidth resources Two major PRC telecom carriers	Dec. 31, 2010 Supplier concentration risk Costs of bandwidth resources Two major PRC telecom carriers
CONCENTRATION OF RISK
Amounts deposited with major financial institutions	$ 22,115,000	137,778,000	118,893,000	$ 9,086,000	56,609,000	36,138,000	$ 2,459,000	15,319,000	3,779,000	$ 17,241,000	107,416,000	233,721,000
Percentage of concentration risk														94.00%	97.00%	99.00%
Number of major PRC telecom carriers													2